Shareholders' Equity - Additional information concerning options outstanding and exercisable (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	208,568
Options Outstanding, Weighted Average Remaining Life (Years)	3 years 4 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 16.67
Options Exercisable, Number of Shares	188,852
Options Exercisable, Weighted Average Remaining Life (Years)	2 years 11 months 26 days
Options Exercisable, Weighted Average Exercise Price	$ 16.84
Exercise Price $ 0.00 to $10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Ranges, Lower Limit	$ 0.00
Exercise Price Ranges, Upper Limit	$ 10.00
Options Outstanding, Number of Shares	18,885
Options Outstanding, Weighted Average Remaining Life (Years)	4 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 10.00
Options Exercisable, Number of Shares	18,885
Options Exercisable, Weighted Average Remaining Life (Years)	4 months 10 days
Options Exercisable, Weighted Average Exercise Price	$ 10.00
Exercise Price $10.01 to $14.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Ranges, Lower Limit	$ 10.01
Exercise Price Ranges, Upper Limit	$ 14.50
Options Outstanding, Number of Shares	38,615
Options Outstanding, Weighted Average Remaining Life (Years)	2 years 11 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 13.39
Options Exercisable, Number of Shares	33,925
Options Exercisable, Weighted Average Remaining Life (Years)	2 years 6 months 25 days
Options Exercisable, Weighted Average Exercise Price	$ 13.68
Exercise Price $14.51 to $16.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Ranges, Lower Limit	$ 14.51
Exercise Price Ranges, Upper Limit	$ 16.00
Options Outstanding, Number of Shares	39,970
Options Outstanding, Weighted Average Remaining Life (Years)	4 years 5 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 15.42
Options Exercisable, Number of Shares	28,370
Options Exercisable, Weighted Average Remaining Life (Years)	3 years 25 days
Options Exercisable, Weighted Average Exercise Price	$ 15.60
Exercise Price $16.01 to $17.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Ranges, Lower Limit	$ 16.01
Exercise Price Ranges, Upper Limit	$ 17.50
Options Outstanding, Number of Shares	41,100
Options Outstanding, Weighted Average Remaining Life (Years)	2 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 17.50
Options Exercisable, Number of Shares	41,100
Options Exercisable, Weighted Average Remaining Life (Years)	2 years 11 months 12 days
Options Exercisable, Weighted Average Exercise Price	$ 17.50
Exercise Price $17.51 to $20.81
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Ranges, Lower Limit	$ 17.51
Exercise Price Ranges, Upper Limit	$ 20.81
Options Outstanding, Number of Shares	69,998
Options Outstanding, Weighted Average Remaining Life (Years)	3 years 11 months 16 days
Options Outstanding, Weighted Average Exercise Price	$ 20.52
Options Exercisable, Number of Shares	66,572
Options Exercisable, Weighted Average Remaining Life (Years)	3 years 11 months 8 days
Options Exercisable, Weighted Average Exercise Price	$ 20.51